Schedule of investments
Delaware National High-Yield Municipal Bond Fund	November 30, 2020 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.58%
Corporate Revenue Bonds — 19.79%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(Environmental Improvement - US Steel Corp. Project) 5.75% 8/1/42 (AMT)	2,000,000	$1,848,520
Anuvia, Florida
144A 5.00% 1/1/29 #	127,762	95,822
Arizona Industrial Development Authority Revenue
(Legacy Cares Inc. Project) Series A 144A 7.75% 7/1/50 #	11,530,000	11,660,635
Arkansas Development Finance Authority Revenue
(Big River Steel Project) Series A 144A 4.50% 9/1/49 (AMT) #	2,500,000	2,636,625
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior) Series B-2 5.00% 6/1/55	34,375,000	38,658,813
California County Tobacco Securitization Agency Settlement Revenue
(Capital Appreciation Bond - Fresno County Tobacco Funding Corporation) 0.83% 6/1/55 ^	100,000,000	7,260,000
California Pollution Control Financing Authority
(CalPlat I Project) 144A 7.50% 7/1/32 (AMT) #	1,600,000	1,440,048
California Pollution Control Financing Authority Revenue
(Calplant I Project) 144A 8.00% 7/1/39 (AMT) #, ‡	5,250,000	3,412,500
California State Enterprise Development Authority Revenue
(Sunpower Corp. - Recovery Zone Facility) 8.50% 4/1/31	1,000,000	1,007,030
Children's Trust Fund
(Asset-Backed) Series B 0.485% 5/15/57 ^	3,420,000	153,934
Erie, New York Tobacco Asset Securitization
(Asset-Backed) Series A 1.536% 6/1/60 ^	192,305,000	8,588,341
Florida Development Finance Corporation Surface Transportation Facility Revenue
(Virgin Trains USA Passenger Rail Project)
Series A 144A 6.25% 1/1/49 (AMT) #, •	4,000,000	3,562,840
Series A 144A 6.50% 1/1/49 (AMT) #, •	8,905,000	7,875,137
NQ-425 [11/20] 1/21 (1472004)    1

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed) Series A-2 5.00% 6/1/47	4,000,000	$4,128,440
(Capital Appreciation - Asset-Backed-1st Subordinate) Series B 1.548% 6/1/47 ^	30,145,000	6,457,963
Hoover, Alabama Industrial Development Board
(United States Steel Corporation Project) 5.75% 10/1/49 (AMT)	10,250,000	9,349,128
Houston, Texas Airport System Revenue
Series B-1 5.00% 7/15/35 (AMT)	3,000,000	3,150,000
(Special Facilities Continental Airlines, Inc. Terminal Improvements Projects) Series 2011 6.625% 7/15/38 (AMT)	2,000,000	2,087,500
(United Airlines Inc.) 5.00% 7/1/29 (AMT)	1,150,000	1,207,500
Indiana Finance Authority Exempt Facility Revenue
(Polyflow Indiana Project - Green Bond) 144A 7.00% 3/1/39 (AMT) #	13,035,000	12,578,514
Inland, California Empire Tobacco Securitization
(Capital Appreciation-Asset-Backed)
Series E 144A 0.967% 6/1/57 #, ^	351,610,000	20,776,635
Series F 144A 1.403% 6/1/57 #, ^	188,290,000	8,011,739
Main Street Natural Gas Project Revenue, Georgia
Series A 5.50% 9/15/23	40,000	45,348
Michigan Finance Authority Limited Obligation Revenue
Series B-2 4.97% 6/1/65 ^	10,000,000	1,199,100
Nevada State Department of Business & Industry
(Green Fulcrum Sierra Biofuels Project) 144A 6.25% 12/15/37 (AMT) #	2,500,000	2,481,825
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines Project)
5.25% 9/15/29 (AMT)	4,000,000	4,196,000
Series B 5.625% 11/15/30 (AMT)	1,270,000	1,348,219
New Jersey Tobacco Settlement Financing Corporation
Series B 5.00% 6/1/46	4,440,000	5,115,901
2    NQ-425 [11/20] 1/21 (1472004)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
New York Transportation Development
(American Airlines Inc. John F. Kennedy International Airport Project) 5.375% 8/1/36 (AMT)	1,000,000	$1,097,480
Pennsylvania Economic Development Financing Authority
(CarbonLite P, LLC Project) 144A 5.75% 6/1/36 (AMT) #	7,625,000	7,635,141
(National Gypsum) 5.50% 11/1/44 (AMT)	4,500,000	4,661,280
Port of Seattle, Washington Industrial Development Corporation Special Facilities Revenue
(Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	2,125,280
Public Authority for Colorado Energy Natural Gas Revenue
Series 28 6.50% 11/15/38	2,000,000	3,166,480
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	9,250,000	13,089,397
5.25% 12/1/27	2,235,000	2,828,616
5.25% 12/1/28	1,050,000	1,355,204
5.50% 12/1/29	765,000	1,018,460
Shoals, Indiana
(National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,625,000	1,722,451
Southern Ohio Port Authority
(PureCycle Project) Series A 144A 7.00% 12/1/42 (AMT) #	2,500,000	2,600,150
St. James Parish, Louisiana
(NuStar Logistics, LP Project)
144A 6.10% 6/1/38 #, •	1,000,000	1,199,590
144A 6.35% 7/1/40 #	3,600,000	4,342,104
Series B 144A 6.10% 12/1/40 #, •	1,630,000	1,955,332
Tennessee State Energy Acquisition Gas Revenue
Series A 4.00% 5/1/48 •	720,000	776,131
Series C 5.00% 2/1/27	2,940,000	3,573,658
TSASC, New York
Series A 5.00% 6/1/41	705,000	804,194
Tulsa, Oklahoma Municipal Airports Improvement Trust Revenue
Series A 5.50% 6/1/35 (AMT)	2,000,000	2,074,960
NQ-425 [11/20] 1/21 (1472004)    3

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Valparaiso, Indiana
(Pratt Paper LLC Project) 7.00% 1/1/44 (AMT)	2,865,000	$3,233,983
Virginia Tobacco Settlement Financing Corporation
Series B-1 5.00% 6/1/47	2,000,000	2,010,100
Series C 2.419% 6/1/47 ^	66,475,000	14,351,288
Series D 2.567% 6/1/47 ^	151,255,000	33,333,577
Washington Economic Development Finance Authority Revenue
(Columbia Pulp I, LLC Project) Series 2017A 144A 7.50% 1/1/32 (AMT) #	4,800,000	3,600,000
		282,888,913
Education Revenue Bonds — 18.05%
Arizona Industrial Development Authority Revenue
(ACCEL Schools Project) Series A 144A 5.25% 8/1/48 #	3,200,000	3,394,368
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	1,205,000	1,436,047
144A 6.00% 7/1/47 #	4,735,000	5,546,579

(Basis Schools Projects) Series A 144A 5.125% 7/1/37 #	750,000	834,983
(Kaizen Education Foundation Project) 144A 5.80% 7/1/52 #	4,000,000	4,449,720
(Pinecrest Academy Nevada-Horizon, Inspirada) Series A 144A 5.75% 7/15/48 #	2,250,000	2,541,622
Arlington, Texas Higher Education Finance
(Leadership Preparatory School)
Series A 5.00% 6/15/36	700,000	705,999
Series A 5.00% 6/15/46	1,425,000	1,434,875
Build NYC Resource, New York
5.00% 11/1/39	1,000,000	1,045,450
(Inwood Academy for Leadership Charter School Project)
Series A 144A 5.125% 5/1/38 #	575,000	624,967
Series A 144A 5.50% 5/1/48 #	1,500,000	1,642,065
(New Dawn Charter Schools Project)
144A 5.625% 2/1/39 #	1,290,000	1,381,874
144A 5.75% 2/1/49 #	2,700,000	2,875,527
Burbank, Illinois
(Intercultural Montessori Language) 144A 6.25% 9/1/45 #	4,000,000	4,292,360
4    NQ-425 [11/20] 1/21 (1472004)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Educational Facilities Authority Revenue
(Stanford University) Series V-1 5.00% 5/1/49	17,050,000	$28,373,928
California Municipal Finance Authority Revenue
(California Baptist University) Series A 144A 5.50% 11/1/45 #	4,000,000	4,311,360
(Julian Charter School Project) Series A 144A 5.625% 3/1/45 #	5,250,000	5,356,417
(Partnership Uplift Community Project) Series A 5.25% 8/1/42	1,700,000	1,740,120
(Santa Rosa Academy Project) Series A 6.00% 7/1/42	1,250,000	1,312,575
(Southwestern Law School) 6.50% 11/1/41	1,500,000	1,565,610
California Public Finance Authority
(Crossroads Christian School Project) 144A 5.00% 1/1/56 #	2,000,000	2,025,800
California School Finance Authority
(Aspire Public Schools)
Series A 144A 5.00% 8/1/35 #	585,000	671,539
Series A 144A 5.00% 8/1/40 #	605,000	689,137

(Encore Education Obligated Group) Series A 144A 5.00% 6/1/52 #	1,000,000	910,300
(Escuela Popular Project) 144A 6.50% 7/1/50 #	2,500,000	2,763,975
(New Designs Charter School) Series A 5.50% 6/1/42	1,750,000	1,800,873
(View Park Elementary & Middle Schools)
Series A 5.875% 10/1/44	1,000,000	1,086,640
Series A 6.00% 10/1/49	720,000	785,585
California State University
(Systemwide) Series A 5.00% 11/1/26	2,000,000	2,544,460
California Statewide Communities Development Authority Charter School Revenue
(Green Dot Public Schools) Series A 7.25% 8/1/41	1,915,000	1,976,625
California Statewide Communities Development Authority Revenue
(Lancer Educational Student Housing Project) Series A 144A 5.00% 6/1/46 #	1,500,000	1,577,895
NQ-425 [11/20] 1/21 (1472004)    5

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Capital Trust Agency, Florida
(Pineapple Cove Classical Academy Inc. Project) Series A 144A 5.375% 7/1/54 #	6,000,000	$6,525,780
(River City Education Services Project)
Series A 5.375% 2/1/35	870,000	906,784
Series A 5.625% 2/1/45	1,500,000	1,559,670

(The Pepin Academies Inc. Project) Series A 5.75% 7/1/55	2,625,000	2,746,852
(University Bridge, LLC Student Housing Project) Series A 144A 5.25% 12/1/58 #	8,000,000	8,248,560
Colorado Educational & Cultural Facilities Authority Revenue
(Charter School - Community Leadership Academy) 7.45% 8/1/48	2,000,000	2,202,880
(Charter School - Loveland Classical School) 144A 5.00% 7/1/46 #	1,500,000	1,530,660
(Skyview Charter School) 144A 5.375% 7/1/44 #	500,000	515,135
(Windsor Charter Academy Project) Series 2016 5.00% 9/1/36	1,000,000	1,014,920
East Hempfield Township, Pennsylvania Industrial Development Authority
(Student Services Income - Student Housing Project) 5.00% 7/1/30	1,000,000	1,006,930
Hawaii State Department of Budget & Finance
(Hawaii Pacific University) Series A 6.875% 7/1/43	2,000,000	2,061,800
Henderson, Nevada Public Improvement Trust
(Touro College & University System)
Series A 5.50% 1/1/39	560,000	595,924
Series A 5.50% 1/1/44	2,000,000	2,115,140
Idaho Housing & Finance Association
(Compass Public Charter School) Series A 144A 5.00% 7/1/54 #	860,000	911,119
(Idaho Arts Charter School) 144A 5.00% 12/1/36 #	715,000	786,550
(North Star Charter School)
Capital Appreciation Subordinate Series B 144A 4.88% 7/1/49 #, ^	2,888,155	536,099
Series A 6.75% 7/1/48	529,150	576,461

6    NQ-425 [11/20] 1/21 (1472004)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Idaho Housing & Finance Association

(Xavier Charter School Project) Series A 5.00% 6/1/50	1,000,000	$1,089,050
Illinois Finance Authority Charter School Revenue
(Chicago International Charter School Project) 5.00% 12/1/47	2,805,000	3,060,115
(Uno Charter School) Series A 7.125% 10/1/41	1,000,000	1,030,690
Illinois Finance Authority Revenue
(Lake Forest College) Series A 6.00% 10/1/48	1,000,000	1,034,970
(Rogers Park Montessori)
6.00% 2/1/34	675,000	716,350
6.125% 2/1/45	1,800,000	1,896,084
Illinois Finance Authority Student Housing & Academic Facility Revenue
(University of Illinois at Chicago Project) Series A 5.00% 2/15/47	3,500,000	3,361,505
Illinois Finance Authority Student Housing Revenue
(Dekalb II - Northern Illinois University Project) 6.875% 10/1/43	1,000,000	1,019,720
Indiana State Finance Authority Revenue Educational Facilities
(Drexel Foundation - Thea Bowman Academy Charter School) Series A 7.00% 10/1/39	1,000,000	1,001,490
Kanawha, West Virginia
(West Virginia University Foundation Project) 6.75% 7/1/45	2,500,000	2,554,200
Kent County, Delaware Student Housing and Dining Facilities Revenue
(Delaware State University Project) Series A 5.00% 7/1/58	1,250,000	1,187,150
Louisiana Public Facilities Authority Revenue
(Lake Charles Charter Academy Foundation Project) 8.00% 12/15/41	1,500,000	1,561,665
Macomb County, Michigan State Public School Academy Revenue
(Academy Of Warren) Series A 144A 5.50% 5/1/50 #	1,810,000	1,854,074
NQ-425 [11/20] 1/21 (1472004)    7

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Macon-Bibb County, Georgia Urban Development Authority Revenue
(Academy for Classical Education)
Series A 144A 5.875% 6/15/47 #	1,680,000	$1,745,889
Series A 144A 6.00% 6/15/52 #	1,530,000	1,587,620
Miami-Dade County, Florida Industrial Development Authority
(Youth Co-Op Charter School)
Series A 144A 5.75% 9/15/35 #	1,000,000	1,088,650
Series A 144A 6.00% 9/15/45 #	1,000,000	1,083,550
Michigan Finance Authority Limited Obligation Revenue
(Public School Academy Old Redford) Series A 6.50% 12/1/40	900,000	900,837
(Landmark Academy Project) 5.00% 6/1/45	2,000,000	2,061,000
Nevada State Department of Business & Industry
(Somerset Academy)
Series A 144A 5.00% 12/15/35 #	1,595,000	1,690,205
Series A 144A 5.125% 12/15/45 #	2,515,000	2,638,185
New Jersey State Higher Education Student Assistance Authority Student Loan Revenue
Series 1B 5.75% 12/1/39 (AMT)	1,250,000	1,339,088
New York State Dormitory Authority
(Touro College & University System) Series A 5.50% 1/1/44	2,875,000	3,050,433
Pennsylvania State Higher Educational Facilities Authority Revenue
(Foundation Indiana University) Series A 0.801% 7/1/39 (AGC) •	2,400,000	2,136,744
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(1st Philadelphia Preparatory) Series A 7.25% 6/15/43	1,230,000	1,413,934
(Green Woods Charter School Project) Series A 5.75% 6/15/42	1,600,000	1,649,968
(Tacony Academy Charter School Project) 7.00% 6/15/43	1,540,000	1,698,066
Phoenix, Arizona Industrial Development Authority Education Revenue
(Basic Schools Project)
Series 2015A 144A 5.00% 7/1/46 #	4,000,000	4,304,400
Series 2016A 144A 5.00% 7/1/45 #	2,000,000	2,153,080
8    NQ-425 [11/20] 1/21 (1472004)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Phoenix, Arizona Industrial Development Authority Education Revenue
(Choice Academies Project)
5.375% 9/1/32	1,000,000	$1,032,660
5.625% 9/1/42	600,000	619,326

(Eagle College Preparatory Project) Series A 5.00% 7/1/43	450,000	460,836
Pima County, Arizona Industrial Development Authority Education Revenue
(American Leadership Academy Project)
144A 5.00% 6/15/47 #	1,630,000	1,657,188
144A 5.00% 6/15/52 #	1,400,000	1,422,302
(Career Success Schools Project)
144A 5.50% 5/1/40 #	500,000	521,065
144A 5.75% 5/1/50 #	2,530,000	2,639,954
(Edkey Charter Schools Project)
144A 5.00% 7/1/49 #	2,500,000	2,563,600
144A 5.00% 7/1/55 #	2,500,000	2,541,300
6.00% 7/1/43	2,000,000	2,040,000
Pottsboro, Texas Higher Education Finance Authority Revenue
Series A 5.00% 8/15/36	755,000	800,625
Series A 5.00% 8/15/46	1,000,000	1,043,230
Private Colleges & Universities Authority, Georgia Revenue
(Mercer University) Series A 5.00% 10/1/32	1,005,000	1,027,773
Public Finance Authority Revenue, Wisconsin
(Goodwill Industries of Southern Nevada Project)
Series A 5.50% 12/1/38	2,572,956	2,446,392
Series A 5.75% 12/1/48	2,576,272	2,403,842
(Minnesota College of Osteopathic Medicine)
Series A-1 144A 5.50% 12/1/48 #, ‡	125,529	62,764
Subordinate Series B 144A 7.75% 12/1/48 #, •	2,500,000	250,000
(Wilson Preparatory Academy)
Series A 144A 4.125% 6/15/29 #	505,000	526,180
Series A 144A 5.00% 6/15/39 #	500,000	528,670
Series A 144A 5.00% 6/15/49 #	1,100,000	1,149,676
South Carolina Jobs-Economic Development Authority Educational Facilities Revenue
(High Point Academy Project) Series A 144A 5.75% 6/15/49 #	5,000,000	5,549,850
NQ-425 [11/20] 1/21 (1472004)    9

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	2,560,000	$2,585,805
University of Texas System Board of Regents
Series B 5.00% 8/15/49	21,400,000	35,426,630
Utah State Charter School Finance Authority Revenue
(Leadership Learning Academy Project)
Series A 144A 5.00% 6/15/39 #	1,000,000	1,071,700
Series A 144A 5.00% 6/15/50 #	2,200,000	2,320,274
Wisconsin Public Finance Authority Revenue
(Pine Lake Preparatory) 144A 5.50% 3/1/45 #	3,460,000	3,687,080
(Roseman University Health Sciences Project) 5.75% 4/1/42	2,000,000	2,052,120
Wyoming Community Development Authority Student Housing Revenue
(CHF-Wyoming LLC) 6.50% 7/1/43	1,000,000	1,012,220
Yonkers, New York Economic Development Corporation Education Revenue
(Charter School Educational Excellence) Series A 6.25% 10/15/40	595,000	596,737
(Lamartine/Warburton LLC - Charter School of Educational Excellence Project) Series A 5.00% 10/15/54	465,000	509,966
		257,999,016
Electric Revenue Bonds — 3.55%
Build NYC Resource, New York
(Brooklyn Navy Yard Cogeneration Partners, L.P. Project) 144A 5.25% 12/31/33 (AMT) #	4,520,000	4,861,441
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	7,740,000	5,805,000
Series A 5.05% 7/1/42 ‡	4,590,000	3,442,500
Series A 6.75% 7/1/36 ‡	1,500,000	1,147,500
Series AAA 5.25% 7/1/25 ‡	925,000	696,063
Series AAA 5.25% 7/1/26 ‡	1,030,000	775,075
Series AAA 5.25% 7/1/27 ‡	5,330,000	4,010,825
Series AAA 5.25% 7/1/28 ‡	1,205,000	906,763
Series CCC 5.25% 7/1/27 ‡	3,025,000	2,276,312
Series WW 5.00% 7/1/28 ‡	990,000	742,500
10    NQ-425 [11/20] 1/21 (1472004)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series WW 5.25% 7/1/25 ‡	1,530,000	$1,151,325
Series WW 5.50% 7/1/38 ‡	8,125,000	6,134,375
Series XX 4.75% 7/1/26 ‡	920,000	684,940
Series XX 5.25% 7/1/40 ‡	9,795,000	7,370,737
Series XX 5.75% 7/1/36 ‡	5,840,000	4,423,800
Series ZZ 4.75% 7/1/27 ‡	760,000	566,200
Series ZZ 5.25% 7/1/24 ‡	1,275,000	959,438
Series ZZ 5.25% 7/1/26 ‡	2,005,000	1,508,762
Salt River Project Agricultural Improvement & Power District, Arizona
(Salt River Project) Series A 5.00% 1/1/31	2,520,000	3,262,820
		50,726,376
Healthcare Revenue Bonds — 23.90%
Alachua County, Florida Health Facilities Authority
(Oak Hammock University)
Series A 8.00% 10/1/42	1,000,000	1,092,180
Series A 8.00% 10/1/46	1,500,000	1,635,750
Allen County, Indiana Economic Development Revenue
(StoryPoint Fort Wayne Project) Series A-1 144A 6.875% 1/15/52 #	1,650,000	1,650,000
Apple Valley, Minnesota
(Senior Living, LLC Project Fourth Tier) Series D 7.25% 1/1/52	7,790,000	5,744,346
(Senior Living, LLC Project Second Tier)
Series B 5.00% 1/1/47	2,500,000	1,623,150
Series B 5.25% 1/1/37	440,000	331,236
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project 1st Tier) Series A 5.00% 1/1/54	2,595,000	2,263,618
(Great Lakes Senior Living Communities LLC Project 2nd Tier)
Series B 5.00% 1/1/49	975,000	789,409
Series B 5.125% 1/1/54	1,130,000	915,820
(Great Lakes Senior Living Communities LLC Project 3rd Tier)
Series C 144A 5.00% 1/1/49 #	1,000,000	767,580
Series C 144A 5.50% 1/1/54 #	4,000,000	3,261,040

NQ-425 [11/20] 1/21 (1472004)    11

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Arizona Industrial Development Authority Revenue

(Great Lakes Senior Living Communities LLC Project 4th Tier) Series D 144A 7.25% 1/1/54 #	2,500,000	$2,157,950
Berks County, pennsylvania Industrial Development Authority Revenue
(Tower Health Project) 5.00% 11/1/50	5,105,000	5,353,154
Bexar County, Texas Health Facilities Development
(Army Retirement Residence Foundation Project) Series 2010 5.875% 7/1/30	155,000	155,361
Birmingham, Alabama Special Care Facilities Financing Authority
(Methodist Home for the Aging)
5.50% 6/1/30	1,850,000	1,941,963
5.75% 6/1/35	1,500,000	1,561,530
5.75% 6/1/45	2,500,000	2,557,825
6.00% 6/1/50	2,650,000	2,734,906
Butler County, Ohio Port Authority
(StoryPoint Fairfield Project) Series A-1 144A 6.50% 1/15/52 #	650,000	650,000
California Health Facilities Financing Authority Revenue
(Kaiser Permanente) Series A-2 5.00% 11/1/47	4,870,000	7,522,446
California Municipal Finance Authority Revenue
(Goodwill Industry Sacramento Valley) 5.25% 1/1/45	1,295,000	1,216,562
(Goodwill Industry Sacramento Valley and Northern Nevada Project)
Series A 144A 6.625% 1/1/32 #	500,000	507,965
Series A 144A 6.875% 1/1/42 #	1,500,000	1,519,395

(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	569,810
California Statewide Communities Development Authority Revenue
(Loma Linda University Medical Center)
Series A 144A 5.25% 12/1/56 #	4,500,000	5,015,925
Series A 144A 5.50% 12/1/58 #	4,600,000	5,299,016
Camden County, New Jersey Improvement Authority Revenue
(Cooper Health System Obligation Group) 5.75% 2/15/42	2,050,000	2,206,641
12    NQ-425 [11/20] 1/21 (1472004)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Capital Trust Agency, Florida
(Elim Senior Housing Inc. Project) 144A 5.875% 8/1/52 #	2,500,000	$1,909,350
(Tuscan Gardens Senior Living Center) Series A 7.00% 4/1/49	5,000,000	3,304,600
Chesterfield County, Virginia Economic Development Authority Revenue
(1st Mortgage - Brandermill Woods Project) 5.125% 1/1/43	1,030,000	1,035,706
Chesterton, Indiana
(StoryPoint Chesterton Project) Series A-1 144A 6.375% 1/15/51 #	1,000,000	1,000,000
Clackamas County, Oregon Hospital Facility Authority
(Rose Villa Project)
Series A 5.25% 11/15/50	1,000,000	1,062,880
Series A 5.375% 11/15/55	1,000,000	1,066,110
Cobb County, Georgia Development Authority
(Provident Village at Creekside Project) Series A 144A 6.00% 7/1/51 #	3,500,000	2,484,790
Colorado Health Facilities Authority Revenue
(American Baptist) 8.00% 8/1/43	2,500,000	2,660,300
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	500,000	530,620
(Sunny Vista Living Center)
Series A 144A 5.50% 12/1/30 #	750,000	762,757
Series A 144A 5.75% 12/1/35 #	1,150,000	1,158,924
Series A 144A 6.125% 12/1/45 #	1,200,000	1,209,480
Series A 144A 6.25% 12/1/50 #	560,000	566,205
Cumberland County, Pennsylvania Municipal Authority Revenue
(Asbury Pennsylvania Obligated Group)
5.25% 1/1/27	1,275,000	1,291,103
5.25% 1/1/32	1,265,000	1,272,856
5.25% 1/1/41	1,005,000	1,008,407
Cuyahoga County, Ohio Hospital Revenue
(The Metrohealth System)
5.25% 2/15/47	4,000,000	4,686,040
5.50% 2/15/52	4,655,000	5,488,943
5.50% 2/15/57	6,365,000	7,482,058
NQ-425 [11/20] 1/21 (1472004)    13

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Decatur, Texas Hospital Authority
(Wise Regional Health Systems)
Series A 5.00% 9/1/34	1,000,000	$1,090,300
Series A 5.25% 9/1/29	500,000	557,110
Series A 5.25% 9/1/44	2,000,000	2,155,860
Florida Development Finance
(UF Health - Jacksonville Project) Series A 6.00% 2/1/33	490,000	516,906
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	830,000	830,822
5.25% 11/15/51	1,350,000	1,325,646
Guilderland, New York Industrial Development Agency
Series A 144A 5.875% 1/1/52 #, ‡	6,000,000	4,500,000
Hawaii State Department of Budget & Finance Special Purpose Senior Living Revenue
(Kahala Nui) 5.25% 11/15/37	1,000,000	1,068,390
Hospital Facilities Authority of Multnomah County, Oregon
(Mirabella at South Waterfront) 5.50% 10/1/49	2,400,000	2,511,792
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project) Series A 5.00% 3/1/33	485,000	603,694
(Valley Vista Care Corporation) Series A 5.00% 11/15/32	455,000	450,150
Illinois Finance Authority Revenue
(The Admiral at the Lake Project)
5.25% 5/15/42	900,000	827,253
5.25% 5/15/54	5,600,000	4,888,296
Illinois Housing Development Authority
(Stonebridge of Gurnee Project)
Series A 144A 5.45% 1/1/46 #	2,500,000	2,466,250
Series A 144A 5.60% 1/1/56 #	2,630,000	2,635,628
Indiana Finance Authority Revenue
(Marquette Project) 5.00% 3/1/39	1,250,000	1,272,013
Iowa Finance Authority
(PHS Council Bluffs Project)
5.125% 8/1/48	1,650,000	1,715,356
14    NQ-425 [11/20] 1/21 (1472004)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Iowa Finance Authority
(PHS Council Bluffs Project)
5.25% 8/1/55	2,500,000	$2,599,250

(Sunrise Retirement Community) 5.75% 9/1/43	4,700,000	4,746,906
Kalispell, Montana
(Immanuel Lutheran Corporation Project) Series A 5.25% 5/15/47	1,300,000	1,309,867
Kentucky Economic Development Finance Authority Healthcare Revenue
(Rosedale Green Project)
5.50% 11/15/35	1,310,000	1,269,744
5.75% 11/15/45	2,500,000	2,373,175
5.75% 11/15/50	1,600,000	1,500,400
Kentwood, Michigan Economic Development Corporation Revenue
(Limited Obligation - Holland Home) 5.625% 11/15/41	1,250,000	1,283,350
Kirkwood, Missouri Industrial Development Authority
(Aberdeen Heights) Series A 5.25% 5/15/50	6,000,000	6,338,880
Lake County, Florida Retirement Facility Revenue
(Lakeside At Waterman Village Project)
Series A 5.75% 8/15/50	2,500,000	2,601,575
Series A 5.75% 8/15/55	1,500,000	1,549,410
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
(The Glen Retirement System Project)
Series A 5.00% 1/1/49	2,500,000	2,243,375
Series A 5.00% 1/1/55	2,635,000	2,305,651
Lucas County, Ohio Health Care Facilities Revenue
(Sunset Retirement Communities) 5.50% 8/15/30	1,000,000	1,021,790
Maine Health & Higher Educational Facilities Authority Revenue
(Maine General Medical Center) 6.75% 7/1/41	1,700,000	1,733,983
Maricopa County, Arizona Industrial Development Authority
(Christian Care Surprise Project) Series 2016 144A 6.00% 1/1/48 #	5,645,000	5,701,845
NQ-425 [11/20] 1/21 (1472004)    15

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Michigan State Strategic Fund Limited Revenue
(Evangelical Homes) 5.50% 6/1/47	2,750,000	$2,780,663
Missouri State Health & Educational Facilities Authority Revenue
(Lutheran Senior Services) 6.00% 2/1/41	1,000,000	1,006,050
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Whitemarsh Continuing Care)
5.25% 1/1/40	1,550,000	1,581,837
5.375% 1/1/50	6,250,000	6,360,625
Series A 5.375% 1/1/51	1,750,000	1,792,262
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 6.125% 7/1/50	8,500,000	8,847,990
National Finance Authority Revenue, New Hampshire
(The Vista Project)
Series A 144A 5.25% 7/1/39 #	1,515,000	1,553,966
Series A 144A 5.625% 7/1/46 #	1,000,000	1,036,430
Series A 144A 5.75% 7/1/54 #	2,000,000	2,078,240
New Hope, Texas Cultural Education Facilities Finance
(Cardinal Bay - Village on the Park)
Series A1 5.00% 7/1/46	660,000	648,747
Series A1 5.00% 7/1/51	1,575,000	1,510,677
Series B 4.00% 7/1/31	635,000	510,191
Series B 4.75% 7/1/51	1,915,000	1,310,262
Series C 5.00% 7/1/31	250,000	210,560
Series C 5.25% 7/1/36	350,000	279,139
Series C 5.50% 7/1/46	1,250,000	921,412
Series C 5.75% 7/1/51	1,000,000	747,800
Series D 6.00% 7/1/26	105,000	97,331
Series D 7.00% 7/1/51	1,350,000	1,084,104

(Legacy Midtown Park Project) Series A 5.50% 7/1/54	5,000,000	5,046,400
New Jersey Economic Development Authority
(Black Horse EHT Urban Renewal LLC Project) Series A 144A 5.00% 10/1/39 #	3,125,000	3,061,313
(Lions Gate Project) 5.25% 1/1/44	2,000,000	1,960,600
16    NQ-425 [11/20] 1/21 (1472004)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New Jersey Health Care Facilities Financing Authority Revenue
(Barnabas Health Services) Series A 4.00% 7/1/26	980,000	$1,030,313
(St. Peters University Hospital) 6.25% 7/1/35	2,700,000	2,764,044
New York State Dormitory Authority
(Orange Regional Medical Center) 144A 5.00% 12/1/40 #	1,100,000	1,232,528
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Morningstar Senior Living)
5.00% 7/1/36	2,000,000	2,025,380
5.00% 11/1/49	1,830,000	1,891,085
Orange County, New York Funding Corporation Assisted Living Residence Revenue
6.50% 1/1/46	3,700,000	3,718,981
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
Series A 7.25% 6/1/34	285,000	310,841
Series A 7.50% 6/1/49	2,920,000	3,184,056
Payne County, Oklahoma Economic Development Authority
(Epworth Living at the Ranch) Series A 7.00% 11/1/51 ‡	961,600	4,808
Pennsylvania Economic Development Financing Authority
(Tapestry Moon Senior Housing Project) Series 2018A 144A 6.75% 12/1/53 #	9,495,000	8,074,548
Prince George's County, Maryland
(Collington Episcopal Life Care Community) 5.25% 4/1/47	2,000,000	2,034,300
Public Finance Authority, Wisconsin
(Bancroft Neurohealth Project)
Series A 144A 5.00% 6/1/36 #	960,000	1,040,937
Series A 144A 5.125% 6/1/48 #	1,375,000	1,478,744
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	5,630,000	5,738,378
NQ-425 [11/20] 1/21 (1472004)    17

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Rochester, Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	2,500,000	$2,691,600
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor) 6.00% 5/15/47	1,500,000	1,561,950
San Buenaventura, California Revenue
(Community Memorial Health System) 7.50% 12/1/41	4,475,000	4,737,951
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project)
Series A 5.50% 11/15/49	2,000,000	1,863,360
Series A 5.75% 11/15/54	6,000,000	5,644,080
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue
(The Farms at Bailey Station Project) 5.75% 10/1/59	3,670,000	3,569,772
Southeastern Ohio Port Authority
(Memorial Health Systems)
5.00% 12/1/43	805,000	817,413
5.50% 12/1/43	1,250,000	1,307,663
St. Louis County, Missouri Industrial Development Authority
(Nazareth Living Center Project)
Series A 5.00% 8/15/35	600,000	610,764
Series A 5.125% 8/15/45	1,800,000	1,820,466
Suffolk County, New York Economic Development Corporation Revenue
(Peconic Landing Southland) 6.00% 12/1/40	575,000	575,000
Tarrant County, Texas Cultural Education Facilities Finance
(Buckingham Senior Living Community) 5.50% 11/15/45 ‡	3,000,000	1,950,000
(Buckner Senior Living - Ventana Project)
6.75% 11/15/47	2,250,000	2,394,697
6.75% 11/15/52	3,300,000	3,503,049
Tempe, Arizona Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/46	500,000	510,300
18    NQ-425 [11/20] 1/21 (1472004)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project)
Series A 144A 6.125% 10/1/47 #	2,150,000	$2,232,904
Series A 144A 6.125% 10/1/52 #	2,570,000	2,661,672
University of North Carolina Board of Governors
5.00% 2/1/49	21,855,000	34,087,899
Washington State Housing Finance Commission
(Heron's Key)
Series A 144A 7.00% 7/1/45 #	1,000,000	1,080,920
Series A 144A 7.00% 7/1/50 #	3,625,000	3,903,001
Westminster, Maryland
(Lutheran Village Millers Grant)
6.00% 7/1/34	800,000	868,416
Series A 5.00% 7/1/24	1,185,000	1,244,925
Series A 6.125% 7/1/39	750,000	812,798
Series A 6.25% 7/1/44	2,500,000	2,711,000
Wisconsin Health & Educational Facilities Authority
(Covenant Communities Project)
Series B 5.00% 7/1/48	1,000,000	1,010,630
Series B 5.00% 7/1/53	945,000	952,740
Series C 7.00% 7/1/43	900,000	822,240
Series C 7.50% 7/1/53	1,000,000	923,930
(St. Camillus Health System)
Series A 5.00% 11/1/46	2,000,000	2,041,740
Series A 5.00% 11/1/54	2,500,000	2,537,625
Wisconsin Public Finance Authority
(Rose Villa Project) Series A 144A 5.75% 11/15/44 #	2,000,000	2,136,540
		341,562,961
Housing Revenue Bond — 0.06%
Independent Cities Finance Authority, California
Series A 5.25% 5/15/44	750,000	816,255
		816,255
Lease Revenue Bonds — 3.19%
California Statewide Communities Development Authority Revenue
(Lancer Plaza Project) 5.875% 11/1/43	1,875,000	2,005,331
Industrial Development Authority of Phoenix, Arizona
5.125% 2/1/34	1,000,000	1,027,710
NQ-425 [11/20] 1/21 (1472004)    19

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Industrial Development Authority of Phoenix, Arizona
5.375% 2/1/41	1,300,000	$1,335,776
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project)
Series A 5.00% 6/15/50	4,135,000	4,629,960
Series A 5.00% 6/15/57	3,975,000	4,351,949
New Jersey Economic Development Authority Special Facility Revenue
Series WW 5.25% 6/15/30	5,000,000	5,710,750
New Jersey Transportation Trust Fund Authority
(Federal Highway Reimbursement Revenue) Series A 5.00% 6/15/31	5,450,000	6,286,412
(Transportation Program)
Series AA 5.00% 6/15/25	1,000,000	1,155,760
Series AA 5.00% 6/15/44	2,900,000	3,141,164
New York Liberty Development Revenue
(Class 3-3 World Trade Center Project) 144A 7.25% 11/15/44 #	8,000,000	8,349,760
Public Finance Authority, Wisconsin Airport Facilities Revenue
(AFCO Investors II Portfolio) 144A 5.75% 10/1/31 (AMT) #	3,775,000	3,905,615
(Senior Obligation Group) Series B 5.00% 7/1/42 (AMT)	2,625,000	2,732,231
Wise County, Texas
(Parker County Junior College District) 8.00% 8/15/34	1,000,000	1,026,720
		45,659,138
Local General Obligation Bonds — 1.53%
Chicago, Illinois
Series 2005D 5.50% 1/1/37	2,280,000	2,436,955
Series 2005D 5.50% 1/1/40	3,000,000	3,194,970
Series 2007E 5.50% 1/1/42	1,900,000	2,017,515
Series 2007F 5.50% 1/1/42	1,250,000	1,327,312
Series A 5.50% 1/1/49	770,000	841,826
Series C 5.00% 1/1/26	500,000	546,490
Chicago, Illinois Board of Education
Series A 144A 7.00% 12/1/46 #	2,500,000	3,121,575
Series G 5.00% 12/1/44	2,445,000	2,587,690
Series H 5.00% 12/1/46	4,225,000	4,460,713
20    NQ-425 [11/20] 1/21 (1472004)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Harris County, Texas Humble Independent School District
Series A 4.00% 2/15/33	1,000,000	$1,262,840
		21,797,886
Pre-Refunded/Escrowed to Maturity Bonds — 2.92%
California Municipal Finance Authority Revenue
(Azusa Pacific University Project) Series B 144A 7.75% 4/1/31-21 #, §	750,000	768,825
California Statewide Communities Development Authority Revenue
(California Baptist University Project) 7.50% 11/1/41-21 §	1,000,000	1,065,370
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41-21 §	1,890,000	1,898,902
Subordinate Lien 6.75% 1/1/41-21 §	1,000,000	1,005,250
Clifton, Texas Higher Education Finance Corporation Revenue
(Idea Public Schools) 5.75% 8/15/41-21 §	1,000,000	1,038,590
District of Columbia Revenue
(Center of Strategic & International Studies) 6.625% 3/1/41-21 §	2,235,000	2,270,469
(KIPP Charter School) 6.00% 7/1/48-23 §	1,450,000	1,662,295
Foothill-Eastern Transportation Corridor Agency, California
Series A 6.00% 1/15/49-24 §	7,690,000	9,063,126
Houston, Texas Airport System Revenue Subordinate Lien
Series A 5.00% 7/1/25-21 (AMT) §	1,000,000	1,026,530
Illinois Railsplitter Tobacco Settlement Authority
6.00% 6/1/28-21 §	1,455,000	1,497,137
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37-21 §	1,705,000	1,753,507
Martin County, Florida Health Facilities Authority Revenue
(Martin Memorial Medical Center) 5.50% 11/15/42-21 §	1,000,000	1,050,130
Nampa Development Corporation, Idaho Revenue
144A 5.00% 9/1/31-24 #, §	2,940,000	3,516,122
NQ-425 [11/20] 1/21 (1472004)    21

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
New Hampshire Health & Education Facilities Authority
(Rivermeade) Series A 6.875% 7/1/41-21 §	1,380,000	$1,432,675
New York State
Series A 5.25% 2/15/24-21 §	2,000,000	2,020,960
North Texas Education Finance Revenue
(Uplift Education) Series A 5.25% 12/1/47-22 §	2,100,000	2,255,820
Onondaga, New York Civic Development Revenue
(St. Joseph's Hospital Health Center Project) 4.50% 7/1/32-22 §	1,000,000	1,066,830
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(New Foundation Charter School Project) 6.625% 12/15/41-22 §	1,000,000	1,127,640
Southwestern Illinois Development Authority Revenue
(Memorial Group)
7.125% 11/1/30-23 §	1,420,000	1,694,529
7.125% 11/1/43-23 §	2,500,000	2,983,325
University of Arizona Medical Center Hospital Revenue
6.00% 7/1/39-21 §	1,500,000	1,550,445
		41,748,477
Resource Recovery Revenue Bonds — 0.80%
Blythe Township, Pennsylvania Solid Waste Authority Revenue
7.75% 12/1/37 (AMT)	3,000,000	3,345,330
Orange County, Florida Industrial Development Authority Revenue
(Anuvia Florida LLC Project) Series A 144A 4.00% 7/1/48 (AMT) #	2,665,000	199,875
Union County, New Jersey Improvement Authority
(Aries Linden, LLC Project) 144A 6.75% 12/1/41 (AMT) #	7,800,000	7,896,876
		11,442,081
Special Tax Revenue Bonds — 7.92%
Celebration Pointe, Florida Community Development District
5.125% 5/1/45	1,915,000	1,996,081
22    NQ-425 [11/20] 1/21 (1472004)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Cherry Hill, Virginia Community Development Authority
(Potomac Shores Project)
144A 5.15% 3/1/35 #	1,000,000	$1,027,140
144A 5.40% 3/1/45 #	2,000,000	2,050,080
Conley Road Transportation Development District, Missouri
5.375% 5/1/47	5,200,000	5,267,912
Dutchess County, New York Local Development Corporation Revenue
(Anderson Center Services Inc. Project) 6.00% 10/1/30	1,505,000	1,507,544
Fountain Urban Renewal Authority, Colorado
(Improvement - South Academy Highland) Series A 5.50% 11/1/44	3,750,000	3,883,425
GDB Debt Recovery Authority of Puerto Rico
(Taxable) 7.50% 8/20/40	10,720,000	7,798,800
Glen Cove, New York Local Economic Assistance
(Garvies Point Public Improvement Project) Series A 5.00% 1/1/56	2,000,000	2,118,020
Hickory Chase Community Authority Revenue, Ohio
(Hickory Chase Project) Senior Series A 144A 5.00% 12/1/40 #	1,410,000	1,457,968
Juban Crossing Economic Development District, Louisiana
(General Infrastructure Projects) Series C 144A 7.00% 9/15/44 #	3,120,000	2,719,579
(Road Projects) Series A 144A 7.00% 9/15/44 #	2,005,000	1,747,679
Kansas City, Missouri Land Clearance Redevelopment Authority Revenue
(Convention Centre Hotel Project - TIF Financing) Series B 144A 5.00% 2/1/40 #	935,000	973,765
Midtown Miami, Florida Community Development District
(Parking Garage Project) Series A 5.00% 5/1/37	500,000	519,200
Mobile, Alabama Improvement District
(McGowin Park Project)
Series A 5.25% 8/1/30	1,000,000	1,025,780
Series A 5.50% 8/1/35	1,300,000	1,328,158
NQ-425 [11/20] 1/21 (1472004)    23

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York City, New York Industrial Development Agency
(Pilot - Queens Baseball Stadium) 5.00% 1/1/22 (AMBAC)	1,000,000	$1,000,200
Northampton County, Pennsylvania Industrial Development Authority
(Route 33 Project) 7.00% 7/1/32	2,260,000	2,433,206
Prairie Center Metropolitan District No 3, Colorado
Series A 144A 5.00% 12/15/41 #	2,000,000	2,073,700
Public Finance Authority Revenue, Wisconsin
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	5,065,000	4,461,100
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	33,470,000	36,362,812
Series A-1 5.00% 7/1/58	15,610,000	17,217,362
Series A-2 4.784% 7/1/58	3,301,000	3,593,600
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	955,000	953,988
St. Louis County, Missouri Industrial Development Authority
(Manchester Ballas Community)
Series A 144A 5.00% 9/1/38 #	1,050,000	1,050,388
Series A 144A 5.25% 9/1/45 #	3,540,000	3,529,982
St. Louis, Missouri Industrial Development Authority Tax Increment Revenue Improvement
(Grand Center Redevelopment Project) 6.375% 12/1/25	675,000	675,655
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax Vacation Village Project) Series A 6.00% 9/1/35	4,690,000	4,362,028
		113,135,152
State General Obligation Bonds — 9.79%
California State
(Various Purpose)
5.00% 8/1/27	5,000,000	6,255,950
5.00% 10/1/28	5,000,000	6,672,050
5.00% 11/1/30	7,000,000	9,755,550
5.00% 11/1/34	4,390,000	6,001,174
24    NQ-425 [11/20] 1/21 (1472004)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Commonwealth of Massachusetts
Series B 5.00% 1/1/32	5,000,000	$6,410,450
Series D 4.00% 11/1/35	5,000,000	6,273,000
Commonwealth of Puerto Rico
Series A 5.25% 7/1/31 ‡	6,980,000	5,104,125
Series A 5.375% 7/1/33 ‡	900,000	652,500
Series A 6.00% 7/1/38 ‡	4,520,000	3,333,500
Series A 8.00% 7/1/35 ‡	9,140,000	5,986,700
(Public Improvement)
Series A 5.00% 7/1/41 ‡	4,525,000	2,941,250
Series A 5.125% 7/1/37 ‡	8,225,000	5,490,188
Series A 5.25% 7/1/30 ‡	1,955,000	1,429,594
Series A 5.50% 7/1/39 ‡	165,000	112,200
Series C 6.00% 7/1/39 ‡	9,486,000	6,841,777
Series D 5.75% 7/1/41 ‡	11,750,000	8,166,250
Illinois State
5.00% 1/1/28	1,190,000	1,292,780
5.00% 5/1/36	1,710,000	1,782,453
5.00% 11/1/36	2,245,000	2,392,474
5.00% 2/1/39	2,180,000	2,259,178
5.125% 12/1/29	1,310,000	1,452,397
5.50% 5/1/39	6,000,000	6,772,200
Series A 5.00% 10/1/30	2,000,000	2,210,780
Series A 5.00% 12/1/34	2,625,000	2,841,877
Series A 5.00% 4/1/38	2,805,000	2,889,234
Series B 4.00% 11/1/35	2,000,000	2,034,180
Series D 5.00% 11/1/28	4,700,000	5,150,260
Minnesota State
Series A 5.00% 8/1/30	5,000,000	6,616,900
New Jersey State
Series A 4.00% 6/1/31	2,080,000	2,538,099
Series A 4.00% 6/1/32	4,210,000	5,164,197
Ohio State
(Infrastructure Improvement) Series A 5.00% 9/1/32	5,000,000	6,530,800
Washington State
(Various Purpose) Series C 5.00% 2/1/28	5,000,000	6,569,700
		139,923,767
NQ-425 [11/20] 1/21 (1472004)    25

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds — 3.07%
Dallas, Texas Fort Worth International Airport
(Dallas Fort Worth International Airport) Series B 5.00% 11/1/33	5,000,000	$6,643,900
Denver, Colorado Airport System Revenue
Series A 5.00% 11/15/21 (AMT)	55,000	57,344
Kentucky Public Transportation Infrastructure Authority
(1st Tier - Downtown Crossing)
Series A 5.75% 7/1/49	1,800,000	1,977,516
Series A 6.00% 7/1/53	1,290,000	1,423,928
Long Beach, California Marina Revenue
5.00% 5/15/40	1,000,000	1,114,350
New York Transportation Development
(Delta Airlines Inc. LaGuardia Airport Terminals C & D Redevelopment Project)
4.375% 10/1/45 (AMT)	10,200,000	11,340,054
5.00% 10/1/40 (AMT)	3,400,000	3,959,334
Phoenix, Arizona Civic Improvement
(Junior Lien) Series A 5.00% 7/1/40	30,000	34,371
Port of Beaumont Navigation District of Jefferson County, Texas
(Jefferson Gulf Coast Energy Project) Series A 144A 4.00% 1/1/50 (AMT) #	3,875,000	3,917,082
Riverside County, California Transportation Senior Lien
Series A 5.75% 6/1/48	1,000,000	1,085,790
South Jersey Port, New Jersey
(Subordinated Marine Terminal Revenue)
Series A 5.00% 1/1/49	1,110,000	1,248,472
Series B 5.00% 1/1/48 (AMT)	2,000,000	2,219,380
Texas Private Activity Bond Surface Transportation Corporate Senior Lien
(NTE Mobility Partners Segments 3 LLC Segment 3C Project) 5.00% 6/30/58 (AMT)	1,500,000	1,775,160
(NTE Mobility)
6.75% 6/30/43 (AMT)	1,905,000	2,173,129
7.00% 12/31/38 (AMT)	1,335,000	1,533,795
Virginia Small Business Financing Authority
(Transform 66 P3 Project) 5.00% 12/31/56 (AMT)	2,975,000	3,388,644
		43,892,249
26    NQ-425 [11/20] 1/21 (1472004)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds — 3.01%
Chicago, Illinois Waterworks Revenue
(2nd Lien)
5.00% 11/1/26	180,000	$220,484
5.00% 11/1/28	30,000	36,152
Dominion, Colorado Water & Sanitation District Revenue
6.00% 12/1/46	3,920,000	4,093,734
Jefferson County, Alabama Sewer Revenue
(Senior Lien-Warrants) Series A 5.50% 10/1/53 (AGM)	2,500,000	2,797,000
(Sub Lien-Warrants)
Series D 6.50% 10/1/53	14,000,000	16,510,900
Series D 7.00% 10/1/51	5,000,000	5,965,550
New York City, New York Water & Sewer System
Series GG-1 5.00% 6/15/48	5,000,000	6,487,100
Texas Water Development Board
(Master Trust) Series B 5.00% 4/15/31	5,240,000	6,947,244
		43,058,164
Total Municipal Bonds (cost $1,314,745,561)		1,394,650,435

Short-Term Investments — 1.68%
Variable Rate Demand Notes — 1.68%¤
Los Angeles, California Department of Water & Power Revenue
Series A-2 0.07% 7/1/45 (SPA - TD Bank N.A.)	600,000	600,000
Mississippi Business Finance Corporation Gulf Opportunity Zone Industrial Development Revenue
(Chevron U.S.A. Inc. Project)
Series 2007 B 0.10% 12/1/30	600,000	600,000
Series 2009 B 0.10% 12/1/30	1,885,000	1,885,000
Series 2010 G 0.10% 11/1/35	1,355,000	1,355,000
Series 2011 G 0.10% 11/1/35	5,520,000	5,520,000
Series A 0.10% 12/1/30	2,705,000	2,705,000
Series B 0.10% 11/1/35	3,450,000	3,450,000
Series C 0.10% 12/1/30	1,000,000	1,000,000
Series H 0.10% 11/1/35	2,480,000	2,480,000
NQ-425 [11/20] 1/21 (1472004)    27

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Short-Term Investments (continued)
Mississippi Business Finance Corporation Gulf Opportunity Zone Industrial Development Revenue
Series I 0.10% 11/1/35	2,300,000	$2,300,000
Series K 0.10% 11/1/35	2,150,000	2,150,000
Total Short-Term Investments (cost $24,045,000)		24,045,000
Total Value of Securities—99.26% (cost $1,338,790,561)		1,418,695,435
Receivables and Other Assets Net of Liabilities—0.74%		10,519,792
Net Assets Applicable to 125,052,724 Shares Outstanding—100.00%		$1,429,215,227
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2020, the aggregate value of Rule 144A securities was $341,306,726, which represents 23.88% of the Fund's net assets.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
‡	Non-income producing security. Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of November 30, 2020.
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
28    NQ-425 [11/20] 1/21 (1472004)

(Unaudited)
Summary of abbreviations: (continued)
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange, Inc.
KIPP – Knowledge is Power Program
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
N.A. – National Association
SPA – Stand-by Purchase Agreement
USD – US Dollar
NQ-425 [11/20] 1/21 (1472004)    29